Consolidated Statements of Changes in Convertible Redeemable Preferred Stock and Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Pangaea Logistics Solutions Ltd. (Deficit) Equity [Member]	Non-controlling Interest [Member]	Convertible Redeemable Preferred Stock [Member]
Balance at Dec. 31, 2012	$ 3,661,517	$ 87,329	$ 197,035	$ 174,385	$ 458,749	$ 3,202,768	$ 69,450,675
Balance (in shares) at Dec. 31, 2012		87,329					64,048
Retroactive restatement to reflect common shares issued in the Mergers (Note 2)	0	$ (85,987)	85,987	0	0	0
Retroactive restatement to reflect common shares issued in the Mergers (Note 2) (in shares)		13,334,626
Recognized beneficial conversion feature of convertible redeemable preferred stock at issuance date	0	$ 0	4,927,423	(4,927,423)	0	0	$ 0
Issuance of convertible redeemable preferred stock as settlement of accrued dividends	(45,843)	$ 0	0	(45,843)	(45,843)	0	$ 213,152
Issuance of convertible redeemable preferred stock as settlement of accrued dividends (in shares)		0					167
Issuance of convertible redeemable preferred stock as repayment of notes payable	(1,429,217)	$ 0	(167,420)	(1,261,797)	(1,429,217)		$ 4,429,217
Issuance of convertible redeemable preferred stock as repayment of notes payable (in shares)		0					3,000
Issuance of convertible redeemable preferred stock for cash, net of issuance costs	(7,517,915)	$ 0	(412,308)	(7,105,607)	(7,517,915)	0	$ 29,143,355
Issuance of convertible redeemable preferred stock for cash, net of issuance costs (in shares)		0					21,899
Dividend on common stock and participating preferred dividend declared	(12,700,000)		(4,544,730)	(8,155,270)	(12,700,000)	0
Imputed interest on related party long term debt	17,873,285	$ 0	0		0	17,873,285	$ 0
Restructuring of NBHC (Note 1)	(718,925)	0	0	(64,684)	(64,684)	(654,241)	0
Net Income (loss)	15,514,521	0	0	15,452,369	15,452,369	62,152	0
Balance at Dec. 31, 2013	14,637,423	$ 1,342	85,987	(5,933,870)	(5,846,541)	20,483,964	$ 103,236,399
Balance (in shares) at Dec. 31, 2013		13,421,955					89,114
Accrued convertible redeemable preferred stock dividends	(6,303,747)	$ 0	0	(6,303,747)	(6,303,747)	0	$ 0
Recognized beneficial conversion feature of convertible redeemable preferred stock at issuance date	0	0	11,776,661	(11,776,661)	0	0	0
Issuance of convertible redeemable preferred stock as settlement of accrued dividends	(11,776,661)	0	(11,776,661)	0	(11,776,661)	0	$ 28,332,960
Issuance of convertible redeemable preferred stock as settlement of accrued dividends (in shares)							16,556
Imputed interest on related party long term debt	322,946	0	0	0	0	322,946	$ 0
Shareholder loan modification	(16,756,054)	0	0	0	0	(16,756,054)	0
Conversion of preferred stock to common shares	131,569,359	$ 12	131,569,347	0	131,569,359	0	$ (131,569,359)
Conversion of preferred stock to common shares (in shares)		115,352					(105,670)
Merger transaction	5,027,826	$ 2,074	5,025,752	0	5,027,826	0	$ 0
Merger transaction (in shares)		20,744,364					0
Merger costs	(2,727,409)	$ 42	(2,727,451)	0	(2,727,409)	0	$ 0
Merger costs (in shares)		415,309					0
Issuance of restricted shares	1,816	$ 6	1,810	0	1,816	0	$ 0
Issuance of restricted shares (in shares)		60,000					0
Net Income (loss)	(13,647,946)	$ 0	0	(12,128,449)	(12,128,449)	(1,519,497)	$ 0
Balance at Dec. 31, 2014	100,347,553	$ 3,476	$ 133,955,445	$ (36,142,727)	$ 97,816,194	$ 2,531,359	$ 0
Balance (in shares) at Dec. 31, 2014		34,756,980					0
Net Income (loss)	9,329,659
Balance at Mar. 31, 2015	$ 109,843,770